Stockholders’ Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Equity [Abstract]
Schedule of Warrants Outstanding

As of June 30, 2024, the following equity-classified warrants and related terms were outstanding:

	Warrants Outstanding	Exercise Price	Expiration Date
Common stock warrants August 2021	112,429	$261.80	August 24, 2026
Underwriter warrants August 2021	2,287	$327.25	August 19, 2026
Chanticleer warrants	57	$18,018.00 - 28,028.00	April 30, 2027 - December 17, 2028
Series C warrants	18,391	$982.52	October 16, 2025
Series 3 warrants	12,548	$89.628	August 15, 2027
Common stock warrants February 2023	271,883	$23.76	February 10, 2028
Underwriter warrants February 2023	15,466	$29.70	February 8, 2028
Common stock private placement warrants June 2023	227,272	$1.55	June 21, 2029
Placement agent warrants June 2023	6,818	$14.8478	December 30, 2026
Common stock warrants October 2023	2,840,000	$1.20	October 27, 2028
Pre-funded warrants October 2023	797,500	$0.0001	—
Underwriter warrants October 2023	85,312	$2.00	October 24, 2028
Placement agent warrants June 2024	113,140	$1.86	June 19, 2029
Common stock warrants June 2024	5,625,000	$1.55	June 21, 2029
Total	10,128,103

As of September 30, 2023, the following equity-classified warrants and related terms were outstanding:

	Warrants Outstanding	Exercise Price	Expiration Date
Common stock warrants August 2021	128,500	$261.80	August 24, 2024
Underwriter warrants August 2021	2,287	$327.25	August 19, 2024
Chanticleer warrants	57	$18,018.00 -$28,028.00	April 30, 2027 - December 17, 2028
Series C warrants	36,778	$982.52	October 16, 2025
Series 3 warrants	12,548	$89.628	August 15, 2027
Common stock warrants February 2023	271,883	$23.76	February 10, 2028
Underwriter warrants February 2023	44,190	$29.70	February 8, 2028
Common stock private placement warrants June 2023	227,272	$14.8478	December 30, 2026
Placement agent warrants June 2023	6,818	$14.8478	December 30, 2026
Total	730,333